UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00572

American Mutual Fund, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Eric A.S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 – Schedule of Investments
[logo – American Funds®]

American Mutual Fund®
Investment portfolio

July 31, 2007
unaudited

Common stocks — 88.61%	Shares	Market value (000)

ENERGY — 7.27%
BJ Services Co.	2,943,037	$76,960
Chevron Corp.	2,183,304	186,149
ConocoPhillips	2,533,178	204,782
Devon Energy Corp.	2,000,000	149,220
Exxon Mobil Corp.	1,935,000	164,727
Halliburton Co.	1,200,000	43,224
Hess Corp.	3,342,405	204,555
Marathon Oil Corp.	5,360,000	295,872
Schlumberger Ltd.	880,400	83,391
Spectra Energy Corp	1,900,000	48,393
Sunoco, Inc.	500,000	33,360
		1,490,633

MATERIALS — 3.39%
Air Products and Chemicals, Inc.	1,850,000	159,785
Dow Chemical Co.	750,000	32,610
E.I. du Pont de Nemours and Co.	1,350,000	63,086
International Paper Co.	2,350,000	87,114
MeadWestvaco Corp.	5,000,000	162,700
Praxair, Inc.	1,400,000	107,268
Sonoco Products Co.	1,284,000	47,084
Weyerhaeuser Co.	500,000	35,620
		695,267

INDUSTRIALS — 13.31%
3M Co.	470,000	41,792
Avery Dennison Corp.	3,375,000	207,023
Boeing Co.	500,000	51,715
Cintas Corp.	3,000,000	109,680
Emerson Electric Co.	1,300,000	61,191
General Dynamics Corp.	770,000	60,491
General Electric Co.	14,250,000	552,330
Illinois Tool Works Inc.	428,000	23,561
Norfolk Southern Corp.	5,082,000	273,310
Northrop Grumman Corp.	1,000,000	76,100
Pentair, Inc.	1,950,000	70,590
Pitney Bowes Inc.	2,650,000	122,165
R.R. Donnelley & Sons Co.	6,500,000	274,690
Southwest Airlines Co.	5,930,000	92,864
Tyco International Ltd.	1,595,300	75,442
United Parcel Service, Inc., Class B	3,550,000	268,806
United Technologies Corp.	4,100,000	299,177
Waste Management, Inc.	1,800,000	68,454
		2,729,381

CONSUMER DISCRETIONARY — 8.35%
Carnival Corp., units	1,475,000	65,357
E. W. Scripps Co., Class A	800,000	32,776
Harley-Davidson, Inc.	1,508,000	86,439
Home Depot, Inc.	750,000	27,878
Johnson Controls, Inc.	1,840,000	208,196
Leggett & Platt, Inc.	5,945,000	123,240
Lowe’s Companies, Inc.	7,481,600	209,560
Magna International Inc., Class A	1,662,700	145,835
Mattel, Inc.	2,500,000	57,275
News Corp., Class A	2,350,000	49,632
Omnicom Group Inc.	1,500,000	77,805
Royal Caribbean Cruises Ltd.	4,150,000	159,899
Target Corp.	2,487,000	150,638
TJX Companies, Inc.	2,650,000	73,537
VF Corp.	1,150,000	98,659
YUM! Brands, Inc.	4,580,000	146,743
		1,713,469

CONSUMER STAPLES — 5.90%
Avon Products, Inc.	641,900	23,115
Coca-Cola Co.	750,000	39,082
ConAgra Foods, Inc.	4,400,000	111,540
General Mills, Inc.	750,000	41,715
H.J. Heinz Co.	4,053,700	177,390
Kellogg Co.	1,425,200	73,840
Kimberly-Clark Corp.	2,410,000	162,121
PepsiCo, Inc.	2,570,000	168,643
Walgreen Co.	3,800,000	167,884
Wal-Mart Stores, Inc.	2,800,000	128,660
Wm. Wrigley Jr. Co.	2,000,000	115,360
		1,209,350

HEALTH CARE — 10.87%
Abbott Laboratories	6,300,000	319,347
Amgen Inc.[1]	2,300,000	123,602
AstraZeneca PLC (ADR)	1,295,000	67,120
Becton, Dickinson and Co.	600,000	45,816
Bristol-Myers Squibb Co.	9,532,200	270,810
Cardinal Health, Inc.	2,020,000	132,775
Covidien Ltd.[1]	1,595,300	65,328
Eli Lilly and Co.	5,280,000	285,595
Johnson & Johnson	600,000	36,300
Medtronic, Inc.	3,507,000	177,700
Merck & Co., Inc.	4,250,000	211,012
Pfizer Inc	8,540,000	200,775
Schering-Plough Corp.	3,975,000	113,446
Wyeth	3,698,000	179,427
		2,229,053

FINANCIALS — 14.05%
Allstate Corp.	1,200,000	63,780
American International Group, Inc.	2,829,000	181,565
Aon Corp.	2,750,000	110,110
Arthur J. Gallagher & Co.	867,331	23,921
Bank of America Corp.	6,135,600	290,950
Bank of New York Mellon Corp.	5,866,050	249,600
Citigroup Inc.	8,485,000	395,147
Fannie Mae	5,535,000	331,214
First Horizon National Corp.	2,000,000	63,440
Freddie Mac	3,625,000	207,604
Huntington Bancshares Inc.	4,070,000	78,144
JPMorgan Chase & Co.	4,546,000	200,070
Lincoln National Corp.	1,167,900	70,448
Marsh & McLennan Companies, Inc.	1,100,300	30,313
Travelers Companies, Inc.	2,204,300	111,934
U.S. Bancorp	1,750,000	52,413
Unum Group	3,400,000	82,620
Wachovia Corp.	1,500,000	70,815
Washington Mutual, Inc.	4,123,000	154,736
Wells Fargo & Co.	3,337,500	112,707
		2,881,531

INFORMATION TECHNOLOGY — 12.15%
Automatic Data Processing, Inc.	750,000	34,815
Cisco Systems, Inc.[1]	3,780,000	109,280
Hewlett-Packard Co.	6,750,000	310,702
Intel Corp.	9,100,000	214,942
International Business Machines Corp.	4,510,000	499,032
KLA-Tencor Corp.	853,600	48,476
Linear Technology Corp.	2,745,000	97,859
Maxim Integrated Products, Inc.	900,000	28,530
Microchip Technology Inc.	7,156,625	259,857
Microsoft Corp.	13,930,000	403,831
Oracle Corp.[1]	9,600,000	183,552
Seagate Technology	1,100,000	25,861
Texas Instruments Inc.	4,100,000	144,279
Tyco Electronics Ltd.[1]	1,595,300	57,143
Western Union Co.	1,200,000	23,940
Xilinx, Inc.	1,970,000	49,250
		2,491,349

TELECOMMUNICATION SERVICES — 5.57%
ALLTEL Corp.	1,000,000	65,950
AT&T Inc.	12,144,097	475,563
Embarq Corp.	3,844,250	237,536
Sprint Nextel Corp., Series 1	10,260,000	210,638
Verizon Communications Inc.	3,600,000	153,432
		1,143,119

UTILITIES — 5.88%
Ameren Corp.	3,703,680	177,703
American Electric Power Co., Inc.	1,435,000	62,408
Dominion Resources, Inc.	850,000	71,587
DTE Energy Co.	750,000	34,785
Duke Energy Corp.	4,800,000	81,744
Exelon Corp.	2,548,400	178,770
FirstEnergy Corp.	1,620,000	98,415
PPL Corp.	1,724,000	81,269
Progress Energy, Inc.	200,000	8,732
Public Service Enterprise Group Inc.	800,000	68,920
Questar Corp.	3,000,000	154,470
Southern Co.	2,700,000	90,828
Xcel Energy Inc.	4,745,000	96,324
		1,205,955

MISCELLANEOUS — 1.87%
Other common stocks in initial period of acquisition		382,623

Total common stocks (cost: $13,574,322,000)		18,171,730

	Principal amount
Short-term securities — 11.82%	(000)

Abbott Laboratories 5.23% due 8/24/2007[2]	$50,000	49,825
American General Finance Corp. 5.21% due 9/7/2007	25,000	24,867
Bank of America Corp. 5.225%–5.245% due 8/8–10/10/2007	133,300	132,606
Becton, Dickinson and Co. 5.21% due 9/13/2007	25,000	24,846
CAFCO, LLC 5.25% due 9/25/2007[2]	5,100	5,059
Caterpillar Financial Services Corp. 5.22% due 10/3/2007	25,000	24,769
Chevron Funding Corp. 5.20% due 10/12/2007	25,000	24,740
CIT Group, Inc. 5.25% due 8/22/2007[2]	35,000	34,893
Citigroup Funding Inc. 5.245% due 8/16/2007	40,800	40,709
Clipper Receivables Co., LLC 5.245%–5.255% due 8/2–9/5/2007[2]	133,769	133,388
Coca-Cola Co. 5.22%–5.23% due 8/23–9/26/2007[2]	120,420	119,734
E.I. duPont de Nemours and Co. 5.21%–5.22% due 8/15–9/14/2007[2]	83,376	82,980
Emerson Electric Co. 5.22% due 8/7/2007[2]	25,000	24,975
Federal Home Loan Bank 5.13%–5.14% due 8/24–9/19/2007	32,550	32,398
Fannie Mae 5.145%–5.15% due 9/12–9/26/2007	67,800	67,339
Freddie Mac 5.145% due 8/13/2007	44,053	43,977
Harley-Davidson Funding Corp. 5.20% due 8/20/2007[2]	16,900	16,851
Harvard University 5.20% due 8/7/2007	25,000	24,974
Hershey Co. 5.20% due 8/9/2007[2]	4,700	4,694
Hewlett-Packard Co. 5.27% due 8/3/2007[2]	37,000	36,984
Honeywell International Inc. 5.18%–5.22% due 8/14–9/11/2007[2]	125,000	124,541
IBM Capital Inc. 5.19% 9/10/2007[2]	75,000	74,557
IBM Corp. 5.215% due 8/30/2007[2]	20,300	20,214
International Lease Finance Corp. 5.205%–5.22% due 8/17–9/14/2007	107,800	107,350
Johnson & Johnson 5.19%–5.20% due 8/27–9/6/2007[2]	100,000	99,538
JP Morgan Chase & Co. 5.215%–5.22% due 9/18–10/9/2007	100,000	99,064
Kimberly-Clark Worldwide Inc. 5.21% due 9/10/2007[2]	25,000	24,852
NetJets Inc. 5.19%–5.23% due 8/6–8/28/2007[2]	75,000	74,849
Paccar Financial Corp. 5.20%–5.21% due 8/15–10/11/2007	86,150	85,408
Park Avenue Receivables Co., LLC 5.25% due 9/4/2007[2]	10,000	9,949
Private Export Funding Corp. 5.19%–5.23% due 8/21–9/27/2007[2]	99,300	98,721
Procter & Gamble International Funding S.C.A. 5.20%–5.24% due 8/1–10/4/2007[2]	205,700	204,809
State Street Corp. 5.22% due 8/2/2007	50,000	49,986
United Parcel Service Inc. 5.19% due 8/29/2007[2]	15,500	15,437
Variable Funding Capital Corp. 5.235%–5.25% due 8/6–10/17/2007[2]	195,350	194,208
Wal-Mart Stores Inc. 5.18%–5.19% due 8/21–10/2/2007[2]	124,300	123,255
Wells Fargo & Co. 5.24% due 8/31/2007	17,600	17,520
Wells Fargo Bank, N.A. 5.28% due 9/17/2007	50,000	50,000

Total short-term securities (cost: $2,424,675,000)		2,424,866

Total investment securities (cost: $15,998,997,000)		20,596,596
Other assets less liabilities		(87,699)

Net assets		$20,508,897

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Restricted security that can be resold only to institutional investors. In practice, this security is typically as liquid as unrestricted securities  in the portfolio. The total value of all such restricted securities was $1,574,313,000, which represented 7.68% of the net assets of the fund.

ADR = American Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,813,320
Gross unrealized depreciation on investment securities	(220,473)
Net unrealized appreciation on investment securities	4,592,847
Cost of investment securities for federal income tax purposes	16,003,749

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-903-0907O-S10919

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND, INC.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman, President and Principal Executive Officer

Date: September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman, President and Principal Executive Officer

Date: September 28, 2007

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: September 28, 2007